Operating and non-operating costs	12 Months Ended
Dec. 31, 2025
Operating And Non-operating Costs
Operating and non-operating costs
14.	Operating and non-operating costs:

(a)	Operating costs:

For the twelve months ended December 31,	2025	2024

Personnel	$9,063	$6,373
Purchased services & materials(1)	5,592	6,201
Travel	458	712
Facilities and other expenses	994	717
	$16,107	$14,003

(1)	Purchased services and materials include aircraft costs, project costs, professional and consulting fees, and selling and marketing costs.

(b)	Financing costs:

For the twelve months ended December 31,	2025	2024

Interest on bank loan	$2	$5
Interest on government loans	9	16
Interest on lease obligations	44	47
Interest on loan payable	41	17
Interest on accounts payable	8	4
	$104	$89